INCOME TAXES - NARRATIVE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Decrease in DTAs		$ 9.0
Operating loss carryforward	$ 104.2
Unrecognized tax benefits that would impact the effective tax rate	4.6	4.2
Interest and penalties included in unrecognized tax benefits	0.4	$ 0.3	$ 0.0
Interest expense related to unrecognized tax benefits	0.1
Capital Loss Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforward	7.6
AMT Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforward	$ 1.7